Earnings per Common Share	12 Months Ended
Dec. 31, 2019
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE

NOTE 21: EARNINGS PER COMMON SHARE

Basic and diluted net earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings per share for each of the years ended December 31, 2019, 2018 and 2017, are as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net income attributable to Navios Logistics’ stockholders	$32,139	$6,862	$3,105

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings per share from continuing operations:
Basic and diluted	$1.61	$0.34	$0.16

At December 31, 2019, 2018 and 2017, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings per share.